Deposits (Tables)	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Summary of Deposits

	As at
	January 31, 2025						October 31 2024
	Payable on demand (1)		Payable after notice (2)
($ millions)	Interest- bearing	Non-interest- bearing			Payable on a fixed date (3)	Total	Total
Personal	$5,950	$10,647	$149,312		$137,889	$303,798	$298,821
Business and government	186,964	32,692	61,448		336,770	617,874	600,114
Financial institutions	9,705	1,458	2,198		31,016	44,377	44,914
	$202,619	$44,797	$212,958	(4)	$505,675	$966,049	$943,849
Recorded in:
Canada	$142,823	$24,198	$174,263		$350,443	$691,727	$686,817
United States	48,204	53	2,231		48,608	99,096	90,442
United Kingdom	–	–	180		30,906	31,086	27,091
Mexico	154	6,936	12,588		17,875	37,553	36,751
Peru	6,167	51	5,823		6,950	18,991	17,710
Chile	1,418	5,254	146		17,058	23,876	23,232
Colombia	27	567	3,631		4,909	9,134	8,102
Other International	3,826	7,738	14,096		28,926	54,586	53,704
Total (5)	$202,619	$44,797	$212,958		$505,675	$966,049	$943,849
(1)	Deposits payable on demand include all deposits for which the Bank does not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which the Bank requires notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)	Includes $122 (October 31, 2024 – $124) of non-interest-bearing deposits.
(5)
Deposits denominated in U.S. dollars amount to $309,983 (October 31, 2024 – $295,316), deposits denominated in Chilean pesos amount to $20,198 (October 31, 2024 – $19,271), deposits denominated in Mexican pesos amount to $34,709 (October 31, 2024 – $34,416) and deposits denominated in other foreign currencies amount to $115,267 (October 31, 2024 – $109,683).

Summary of Maturity Schedule for Term Deposits
The following table presents the maturity schedule for term deposits in Canada greater than $100,000
(1)
.

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at January 31, 2025	$64,683	$39,867	$61,186	$107,596	$19,024	$292,356
As at October 31, 2024	$64,521	$37,062	$59,273	$115,757	$18,820	$295,433
(1)	The majority of foreign term deposits are in excess of $100,000.